Income Taxes (Details) - Schedule of net loss before income taxes - Leafly Holdings, Inc.[Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of net loss before income taxes [Line Items]
Net loss before income taxes	$ (9,964)	$ (31,936)
Domestic Tax Authority [Member]
Income Taxes (Details) - Schedule of net loss before income taxes [Line Items]
Net loss before income taxes	(9,687)	(30,644)
Foreign Tax Authority [Member]
Income Taxes (Details) - Schedule of net loss before income taxes [Line Items]
Net loss before income taxes	$ (277)	$ (1,292)